ATA INC. ("Parent Company") - Condensed Statements of Cash Flows (Details)	2 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Condensed financial information
Net cash used in operating activities		¥ 95,605,639	$ (45,469,610)	¥ (312,626,305)	¥ 61,544,726
Cash flows from investing activities :
Loan lent to Beijing Biztour			(1,999,252)	(13,745,856)
Net cash provided by (used in) investing activities		(20,604,329)	174,785,211	1,201,735,714	(93,951,601)
Cash flows from financing activities :
Cash received for exercise of share options			208,485	1,433,441
Special cash dividend	¥ (65,698,571)	(65,698,571)	(137,678,976)	(946,611,803)
Net cash provided by (used in) financing activities		(70,148,709)	(138,156,351)	(949,893,989)	37,249,603
Effect of foreign exchange rate changes on cash		(1,210,072)	(686,499)	(4,720,020)	(62,052)
Net increase (decrease) in cash		3,642,529	(9,527,249)	(65,504,600)	4,780,676
ATA INC.
Condensed financial information
Net cash used in operating activities		(5,003,772)	(4,362,779)	(29,996,291)	(2,858,989)
Cash flows from investing activities :
Cash received from subsidiaries		73,178,416	145,726,306	1,001,941,215	400,783
Loan lent to Beijing Biztour			(1,999,252)	(13,745,856)
Net cash provided by (used in) investing activities		73,178,416	143,727,054	988,195,359	400,783
Cash flows from financing activities :
Cash received for exercise of share options			208,485	1,433,441
Special cash dividend		(65,698,571)	(137,678,977)	(946,611,803)
Net cash provided by (used in) financing activities		(65,698,571)	(137,470,492)	(945,178,362)
Effect of foreign exchange rate changes on cash		(1,173,526)	82,619	568,046	31,935
Net increase (decrease) in cash		1,302,547	1,976,402	13,588,752	(2,426,271)
Cash at beginning of period		505,082	262,909	1,807,629	2,931,353
Cash at end of period		¥ 1,807,629	$ 2,239,311	¥ 15,396,381	¥ 505,082